Form N-23C-1
Report for Calendar month Ending January 31,2000

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Swiss Helvetia Fund, Inc.
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                                                                  Approximate asset value
                                     Number of                    or approximate asset         Name of
Date of each   Identification of     shares           Price per   coverage per share at        Seller or of
transaction    each security         purchased        share       time of purchase             Sellers Broker
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                Swiss Helvetia
                Fund-(Cusip-
   1/3/00       870875101)            12000            13.9583            17.66                   NYSE
   1/4/00           (same)            12000            13.4115            17.36                   NYSE
   1/5/00           (same)             6000            13.6875            17.17                   NYSE
  1/10/00           (same)             6000            14                 17.76                   NYSE
  1/19/00           (same)            13300            13.5625            17.23                   NYSE
  1/20/00           (same)             1000            13.3125            17.13                   NYSE
  1/24/00           (same)            13800            13.3125            16.77                   NYSE
  1/25/00           (same)            13800            13.3125            16.46                   NYSE
  1/26/00           (same)             6800            12.9375            16.53                   NYSE
  1/28/00           (same)             2200            12.75              16.27                   NYSE

                  Total              86,900